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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F


       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER


        Report for the Calendar Year or Quarter Ended SEPTEMBER 30, 2001.

If amended report check here: [_]


     GENERAL ATLANTIC PARTNERS, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


     3 PICKWICK PLAZA           GREENWICH               CT              06830
--------------------------------------------------------------------------------
Business            (Street)            (City)         (State)        (Zip)


     THOMAS J. MURPHY, CHIEF FINANCIAL OFFICER (203) 629-8600
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

------------------------------------ATTENTION-----------------------------------

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of GREENWICH and State of CONNECTICUT on the 9TH day of NOVEMBER, 2001.


      General Atlantic Partners, LLC
-------------------------------------------
(Name of Institutional Investment Manager)


          /s/ Thomas J. Murphy
-------------------------------------------
(Manual Signature of Person Duly Authorized
to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (LIST IN ALPHABETICAL ORDER).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

NAME:                  13F FILE NO.:     NAME:                    13F FILE NO.:
---------------------- ----------------- -----------------------  -------------
1.
---------------------- ----------------- -----------------------  --------------
2.
---------------------- ----------------- -----------------------  --------------
3.
---------------------- ----------------- -----------------------  --------------
4.
---------------------- ----------------- -----------------------  --------------
5.
---------------------- ----------------- -----------------------  --------------

                                    FORM 13F
Page   3   of   7      Name of Reporting Manager  General Atlantic Partners, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

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    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE         AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Atlantic Data Services, Inc.   Com     048523104     6,487,527    3,104,080     X                                X
-----------------------------------------------------------------------------------------------------------------------------------
Atlantic Data Services, Inc.   Com     048523104        43,890       21,000                     X                              X
-----------------------------------------------------------------------------------------------------------------------------------
BindView                       Com      090327       1,827,215    2,030,239     X                                X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
BindView                       Com      090327         446,111      495,679                     X                              X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
Brigham Exploration Company    Com      109178       7,073,664    2,679,418     X                                X
                                          103
-----------------------------------------------------------------------------------------------------------------------------------
Brigham Exploration Company    Com      109178       2,912,804    1,103,335                     X                              X
                                          103
-----------------------------------------------------------------------------------------------------------------------------------
Brio Technologies              Com      109704       4,971,889    2,046,045     X                                X
                                          106
-----------------------------------------------------------------------------------------------------------------------------------
Brio Technologies              Com      109704         731,948      301,213                     X                              X
                                          106
-----------------------------------------------------------------------------------------------------------------------------------
Chordiant Software, Inc.       Com      170404      12,974,107    6,938,025     X                                X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
Chordiant Software, Inc.       Com      170404       2,831,926    1,514,399                     X                              X
                                          107
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                       40,301,081
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
Page   4   of   7      Name of Reporting Manager  General Atlantic Partners, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

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    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE         AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
E* Trade Group, Inc.           Com      269246      37,225,928    6,153,046     X                                X
                                         104
-----------------------------------------------------------------------------------------------------------------------------------
E* Trade Group, Inc.           Com      269246       5,200,786      859,634                     X                              X
                                         104
-----------------------------------------------------------------------------------------------------------------------------------
Eclipsys                      Com      278856       75,408,500    5,669,812     X                                X
                                         109
-----------------------------------------------------------------------------------------------------------------------------------
Eclipsys                      Com      278856       14,826,095    1,114,744                     X                              X
                                         109
-----------------------------------------------------------------------------------------------------------------------------------
EXE Technologies, Inc.        Com     301504106     20,755,768   10,174,396     X                                X
-----------------------------------------------------------------------------------------------------------------------------------
EXE Technologies, Inc.        Com     301504106      3,902,859    1,913,166                     X                              X
-----------------------------------------------------------------------------------------------------------------------------------
Exult, Inc.                   Com     302284104    464,151,695   39,705,021     X                                X
-----------------------------------------------------------------------------------------------------------------------------------
Exult, Inc.                   Com     302284104    105,997,614    9,067,375                     X                              X
-----------------------------------------------------------------------------------------------------------------------------------
FirePond, Inc.                Com      318224        6,588,711   14,018,534     X                                X
                                         102
-----------------------------------------------------------------------------------------------------------------------------------
FirePond, Inc.                Com      318224        1,239,312    2,636,833                     X                              X
                                         102
-----------------------------------------------------------------------------------------------------------------------------------
Infogrames Inc.               Com      45665T        4,610,954    1,356,163     X                                X
                                         107
-----------------------------------------------------------------------------------------------------------------------------------
Infogrames Inc.               Com      45665T          440,439      129,541                     X                              X
                                         107
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS                                      740,348,661
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
Page   5   of   7      Name of Reporting Manager  General Atlantic Partners, LLC
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
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    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE         AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Manugistics Group,Inc.       Com     565011103      13,760,203    2,364,296     X                                X
-----------------------------------------------------------------------------------------------------------------------------------
Manugistics Group, Inc.      Com     565011103       2,992,836      514,233                     X                              X
-----------------------------------------------------------------------------------------------------------------------------------
Mapics, Inc.                 Com       564910        7,372,822    1,311,890     X                                X
                                        107
-----------------------------------------------------------------------------------------------------------------------------------
Mapics, Inc.                 Com       564910        1,057,234      188,120                     X                              X
                                        107
-----------------------------------------------------------------------------------------------------------------------------------
Predictive Systems, Inc.     Com       74036W        5,260,559    5,537,430     X                                X
                                        102
-----------------------------------------------------------------------------------------------------------------------------------
Predictive Systems, Inc.     Com       74036W        1,047,279    1,102,399                     X                              X
                                        102
-----------------------------------------------------------------------------------------------------------------------------------
Predictive Systems, Inc.     Com       74036W           45,304       47,688     X                                X
                                        102
-----------------------------------------------------------------------------------------------------------------------------------
Priceline.Com Incorporated   Com       741503       43,165,371   11,389,280     X                                X
                                        106
-----------------------------------------------------------------------------------------------------------------------------------
Priceline.Com Incorporated   Com       741503       13,374,148    3,528,799                     X                              X
                                        106
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                        88,075,756
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
Page   6   of   7      Name of Reporting Manager  General Atlantic Partners, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE         AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,       Com        742674       27,376,423    1,851,009     X                                X
Inc.                                    104
-----------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,       Com        742674        4,779,980      323,190                     X                              X
Inc.                                    104
-----------------------------------------------------------------------------------------------------------------------------------
ProBusiness Services,       Com        742674       14,790,000    1,000,000                     X                              X
Inc.                                    104
-----------------------------------------------------------------------------------------------------------------------------------
Screaming Media.Com Inc.    Com      810883108       9,920,561    5,835,624     X                                X
-----------------------------------------------------------------------------------------------------------------------------------
Screaming Media.Com Inc.    Com      810883108         763,985      449,403     X                                X
-----------------------------------------------------------------------------------------------------------------------------------
Screaming Media.Com Inc.    Com      810883108       1,539,216      905,421                     X                              X
-----------------------------------------------------------------------------------------------------------------------------------
SS&C Technologies Inc.      Com        85227Q       13,536,942    2,379,076     X                                X
                                        100
-----------------------------------------------------------------------------------------------------------------------------------
SS&C Technologies Inc.      Com        85227Q        1,229,404      216,064                     X                              X
                                        100
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                        73,936,511
-----------------------------------------------------------------------------------------------------------------------------------

                                    FORM 13F
Page   7   of   7      Name of Reporting Manager  General Atlantic Partners, LLC
     -----    -----                               ------------------------------
                                                                  (SEC USE ONLY)

-----------------------------------------------------------------------------------------------------------------------------------
    ITEM 1                    ITEM 2     ITEM 3      ITEM 4       ITEM 5             ITEM 6            ITEM 7          ITEM 8
NAME OF ISSUER                TITLE      CUSIP       FAIR        SHARES OF    INVESTMENT DISCRETION    MANAGERS   VOTING AUTHORITY
                                OF       NUMBER      MARKET      PRINCIPAL    SOLE   SHARED  SHARED
                              CLASS                  VALUE         AMOUNT                    OTHER              SOLE  SHARED  NONE
                                                                               (A)     (B)    (C)               (A)    (B)    (C)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
S1 Corporation              Com        78463B       20,764,266    2,454,405     X                                X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
S1 Corporation              Com        78463B        2,887,694      341,335                     X                              X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
Tickets.com                 Com        88633M        1,844,713    1,205,695     X                                X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
Tickets.com                 Com        88633M          348,338      227,672                     X                              X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
Tickets.com                 Com        88633M           39,541       25,844     X                                X
                                        101
-----------------------------------------------------------------------------------------------------------------------------------
Wit Soundview Group,        Com        977383       21,790,326   10,840,958     X                                X
Inc.                                    108
-----------------------------------------------------------------------------------------------------------------------------------
Wit Soundview Group,        Com        977383        4,701,346    2,338,978                     X                              X
Inc.                                    108
-----------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTAL                                        52,376,224
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM ALL PAGES:                              995,038,233
-----------------------------------------------------------------------------------------------------------------------------------

INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL VIOLATIONS.
                     SEE 18 U.S.C. 1001 AND 15 U.S. 78FF(A).